SCHEDULE OF NET LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net income (loss) before provision for income taxes	$ (13,554,283)	$ (118,587,221)	$ (18,167,196)	$ (142,155,870)
Total Company					$ (149,005,049)	$ (658,663)
Trucking [Member]
Segment Reporting Information [Line Items]
Net income (loss) before provision for income taxes	(397,697)	(1,230,479)	(2,566,098)	(2,840,419)
Total Company					(4,152,256)	(658,663)
Digester [Member]
Segment Reporting Information [Line Items]
Net income (loss) before provision for income taxes	(10,521,568)	85,398	(10,465,771)	(15,666,486)
Total Company					(20,303,071)
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Net income (loss) before provision for income taxes	$ (2,635,018)	$ (117,442,140)	$ (5,135,327)	$ (123,648,965)
Total Company					$ (124,549,722)